UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07384

Nicholas-Applegate Emerging Markets Opportunities Fund
A Series of Shares of
NICHOLAS APPLEGATE INSTITUTIONAL FUNDS
(Exact name of registrant as specified in charter)

600 WEST BROADWAY, 30TH FLOOR, SAN DIEGO, CA 92101
(Address of principal executive offices)

CHARLES H. FIELD, JR.
C/O NICHOLAS-APPLEGATE CAPITAL MANAGEMENT
600 WEST BROADWAY, 30TH FLOOR
SAN DIEGO, CA 92101
(Name and address of agent for service)

Copy to:
Deborah A. Wussow
c/o Nicholas-Applegate Capital Management
600 West Broadway, 30th Floor
San Diego, CA 92101

Registrant's telephone number, including area code: (619) 687-2988

Date of fiscal year end: June 30

Date of reporting period: June 30, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form
N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

[NICHOLAS APPLEGATE(R) INSTITUTIONAL FUNDS LOGO]

June 30, 2006

Emerging Markets Opportunities Fund

Class I & II Shares

[A COMPANY OF ALLIANZ GLOBAL INVESTORS LOGO]

Table of Contents

The Fund's Review and Outlook, Performance and Schedule of Investments	3
Financial Highlights	9
Statement of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Notes to Financial Statements	16
Report of Independent Registered Public Accounting Firm	21
Shareholder Expense Example (Unaudited)	22
Supplementary Information (Unaudited)	23

This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I-II shares. Distributor: Nicholas Applegate Securities.

EMERGING MARKETS OPPORTUNITIES FUND

Management Team: Joseph Devine, Portfolio Manager; Vincent Willyard, CFA, Portfolio Manager; Stephen Derkash, Analyst; Barry Kendall, Analyst

Chief Investment Officer: Horacio A. Valeiras, CFA

Goal: The Emerging Markets Opportunities Fund seeks to maximize long-term capital appreciation primarily through investments in countries with emerging securities markets. These markets have yet to reach a level of maturity associated with developed foreign stock markets, and are in the opinion of the Investment Adviser, less sophisticated than more developed markets in terms of participation, analyst coverage, liquidity and regulation.

Market Overview: The three-year rally in developing economies took a breather during the second quarter of 2006, with the MSCI Emerging Markets Index shedding 4.27%. It was a volatile three months for the index, marked by record highs and a brief ‘bear’ market, or decline of more than 20%. As the quarter drew to a close, about two countries had fallen for every one that saw gains.
Among the major emerging market regions, Asia saw the best performance, led by positive results in China. Reports showed the Chinese economy grew 10.2% during the first quarter, while investment in manufacturing and real estate accelerated faster than economists expected.
Peru was easily the strongest-performing country in Latin America. One of the world’s top five producers of copper, gold, silver and zinc, Peru has benefited recently from soaring commodities prices.
Emerging Europe lagged other regions during the second quarter, amid rising global interest rates and concerns about the sustainability of regional economic growth. According to Bloomberg, at least sixteen central banks boosted lending rates in June alone.

Performance: The Fund’s Class I shares fell 5.63% during the three months ended June 30, 2006. The MSCI Emerging Markets Index lost 4.27%.

Portfolio Specifics: The Fund gave up ground during the second quarter, and slightly trailed the losses incurred by the benchmark. The largest detractors to the Fund’s results compared to the benchmark were stock selection and overweighting in the industrials and consumer discretionary sectors.
In spite of the challenges, the Fund outperformed the benchmark in eight of ten sectors, led by positions in the utilities, healthcare and energy groups. The two largest individual contributors to the Fund’s results were China-based Celestial NutriFoods and Cayman Islands-based China Fishery Group (CFG). Celestial, a manufacturer and seller of soybean products, saw its share price spike on accelerating earnings and a preliminary deal to produce bio-diesel. CFG gained on acquisitions in the Pacific region that broadened both its geographic coverage and product array.
At the end of the first half of the year, our bottom-up stock selection process resulted in overweighting in the Asia Pacific region, and in the industrials and consumer staples sectors.

Market Outlook: Prospects for emerging market stocks remain favorable. However, the current, data-driven nature of U.S. monetary policy, and the consequent weight of forthcoming U.S. economic growth and inflation reports, leads us to believe that larger-than-normal swings in global equity prices may persist, at least for the near term. This aside, the fundamentals underlying many developing economies are strong. According to Standard and Poor’s, the long-term credit ratings of several countries, including Brazil, Russia, India and China, are at all-time highs. We are continuing to find compelling long-term growth opportunities in businesses throughout Asia and Latin America, particularly in infrastructure and consumer-related areas.
In both the near and long term, we remain confident that our bottom-up stock selection process will continue to uncover attractive investment opportunities for the Fund.

EMERGING MARKETS OPPORTUNITIES FUND

Comparison of Change in Value of $250,000 Investment in Emerging Markets Opportunities Fund Class I and II Shares with the MSCI EM Index.

Emerging Markets Opportunities  Class I

Annualized Total Returns As of 06/30/06
	1 Year	Since Inception
Emerging Markets Opportunities Fund
Class I	50.58%	38.51%
MSCI EM Index	35.91%	32.15%

~~------~~Emerging Markets Opportunities Fund Class I Shares = $490,404 ----MSCI EM Index = $459,021

Emerging Markets Opportunities  Class I I

Annualized Total Returns As of 06/30/06
	1 Year	Since Inception
Emerging Markets Opportunities Fund
Class I I	51.00%	43.23%
MSCI EM Index	35.91%	32.15%

~~------~~Emerging Markets Opportunities Fund Class II Shares = $393,589 ----MSCI EM Index = $356,055

The graphs above show the value of a hypothetical $250,000 investment in the Fund’s Class I and II shares compared with the MSCI Emerging Markets (“EM”) Index for the period indicated. Average annual total return figures include changes in principal value reinvested dividends, and capital gain distributions.

The total returns shown above do not show the effects of income taxes on an individual’s investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The MSCI Emerging Markets Index (“EM”) is a market capitalization weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The markets and those shares in otherwise free markets that are not purchasable by foreigners. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2006
		Number
		of Shares	Value
COMMON STOCK - 94.8%
Argentina - 1.0%
Tenaris S.A. - ADR		8,900	$360,361

Brazil - 12.2%
All America Latina Logistica S.A.		11,540	783,286
Companhia Vale do Rio Doce - ADR		11,000	264,440
Cosan S.A. Industria e Comercio*		5,600	360,956
Cyrela Brazil Realty S.A.		13,600	225,279
Gerdau S.A. - ADR		24,750	369,023
Localiza Rent A Car		10,100	193,670
Lojas Renner S.A.		3,800	204,463
Natura Cosmeticos S.A.		17,000	178,307
Petroleo Brasileiro S.A. - ADR		2,600	207,584
Petroleo Brasileiro S.A. - ADR		11,200	1,000,272
Unibanco - Uniao de Bancos Brasileiros S.A. - GDR		8,400	557,676
			4,344,956
Egypt - 1.5%
Orascom Construction - GDR		2,657	167,125
Orascom Telecom Holding SAE		8,700	359,792
			526,917
Hong Kong - 4.5%
Foxconn International Holdings, Ltd.*		260,100	554,224
Hengan International Group Co., Ltd.		238,000	387,627
Hutchison Telecommunications International, Ltd.*		167,000	271,991
Shun Tak Holdings, Ltd.		290,000	377,108
			1,590,950
Hungary - 0.8%
Gedeon Richter RT		1,616	296,869

India - 3.8%
ITC, Ltd. - GDR 144A#		101,300	401,047
Reliance Industries, Ltd. - GDR 144A#		9,851	454,319
Satyam Computer Services, Ltd. - ADR		14,500	480,530
			1,335,896
Indonesia - 6.3%
Bakrie & Brothers Tbk PT*		22,463,500	363,762
Bank Niaga Tbk PT		2,978,500	176,851
Ciputra Surya Tbk PT		2,773,500	179,650
Kawasan Industrial Jababeka Tbk PT		14,103,500	197,933
Perusahaan Gas Negara PT		445,500	541,064
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT		683,500	256,414
United Tractors Tbk PT		911,000	531,081
			2,246,755
Israel - 1.0%
Bank Hapoalim, Ltd.		79,217	337,097

Malaysia - 3.2%
Bumiputra-Commerce Holdings Berhad		277,100	448,699
IOI Corp. Berhad		128,200	498,914
Maxis Communications Berhad		74,300	172,885
			1,120,498
	5
SCHEDULE OF INVESTMENTS - (Continued)
AS OF JUNE 30, 2006
		Number
		of Shares	Value
COMMON STOCK - (Continued)
Mexico - 4.3%
Cemex S.A de CV - ADR*		3,121	177,803
Consorcio ARA S.A. de C.V.		41,600	172,110
Corp. GEO S.A. de CV Cl. B*##		112,700	375,212
Empresas ICA Sociedad Controladora S.A. de CV*##		89,116	252,640
Grupo TMM S.A. - ADR		45,500	185,185
Industrias Penoles S.A. de CV##		55,400	358,776
			1,521,726
Peru - 2.3%
Credicorp, Ltd.		15,300	458,388
Southern Copper Corp.##		4,000	356,520
			814,908
Poland - 1.8%
Globe Trade Centre S.A.*		3,161	262,813
Grupa Lotos S.A.*		26,377	388,956
			651,769
Republic Of China - 4.9%
AAC Acoustic Technology Holdings, Inc.*##		488,000	433,527
Celestial Nutrifoods, Ltd.*##		600,000	527,398
China Hongxing Sports, Ltd.*		262,000	255,149
China Shenhua Energy Co., Ltd.*		200,300	367,487
FU JI Food & Catering Services Holdings, Ltd.		95,000	156,560
			1,740,121
Russian Federation - 7.4%
Evraz Group S.A. - GDR		21,478	535,876
LUKOIL Oil Co. - ADR		8,500	714,340
OAO Gazprom - ADR		12,722	537,949
Surgutneftegaz OJSC - ADR		4,000	432,080
Unified Energy System - GDR		6,048	422,755
			2,643,000
Singapore - 2.6%
Inter-Roller Engineering, Ltd.		372,000	446,960
Midas Holdings, Ltd.		451,000	225,308
Sembawang Kimtrans, Ltd.##		795,000	268,963
			941,231
South Africa - 10.1%
ABSA Group, Ltd.*		22,686	319,053
African Bank Investment, Ltd.		91,357	358,549
Ellerine Holdings, Ltd.		39,791	365,452
Impala Platinum Holdings, Ltd.		1,664	307,944
Imperial Holdings, Ltd.		16,618	314,569
Kumba Resources, Ltd.*		16,415	294,615
Naspers, Ltd. Cl. N		18,781	320,937
Pretoria Portland Cement Co., Ltd.		6,123	315,510
Sasol, Ltd.		16,094	620,584
Wilson Bayly Holmes-Ovcon, Ltd.		50,839	370,684
			3,587,897
South Korea - 13.7%
Cheil Industries, Inc.		5,620	196,081
Daishin Securities Co., Ltd.*		20,130	368,141
Hynix Semiconductor, Inc.*		21,360	692,337
Hyundai Engineering & Construction Co., Ltd.*		18,410	844,139
Industrial Bank of Korea		39,090	659,260
Kia Motors Corp.		9,900	169,574
Korea Investment Holdings Co., Ltd.		16,430	536,872
Korea Zinc Co., Ltd.		2,600	203,900
NHN Corp.		1,320	459,155
Shinhan Financial Group Co., Ltd.		15,610	732,207
			4,861,666
	6
SCHEDULE OF INVESTMENTS - (Continued)
AS OF JUNE 30, 2006
		Number
		of Shares	Value
COMMON STOCK - (Continued)
Taiwan - 9.4%
Advanced Semiconductor Engineering, Inc.*		349,943	345,868
ASE Test, Ltd.*		48,300	438,564
Asustek Computer, Inc.*		165,000	405,149
Catcher Technology Co., Ltd.		47,000	497,915
Cathay Financial Holding Co., Ltd.		165,000	360,812
Far Eastern Textile, Ltd.*		210,000	171,557
MediaTek, Inc.*		16,000	148,253
Siliconware Precision Industries Co.*		274,871	337,890
United Microelectronics Corp. - ADR*		112,500	349,875
Yageo Corp.*		797,000	275,702
			3,331,585
Thailand - 2.0%
Amata Corp PCL - NVDR		807,300	359,693
Thai Beverage PCL*		2,194,000	367,667
			727,360
United States - 2.0%
NII Holdings, Inc. Cl. B*		12,900	727,302

TOTAL COMMON STOCK
(Cost: $25,908,374)			33,708,864
		Number
		of Shares	Value
EQUITY-LINKED SECURITIES - 2.0%
India - 2.0%
Merrill Lynch Associated Cement Co., Ltd.		13,942	$237,377
UBS AG Sterlite Industries, Ltd.		52,057	458,830
			696,207
TOTAL EQUITY-LINKED SECURITIES
(Cost: $514,966)			696,207
		Principal
		Amount	Value
SHORT TERM INVESTMENTS - 6.5%
Money Market Funds - 3.2%
Boston Global Investment Trust - Enhanced Portfolio, 5.080%**		$1,157,213	$1,157,213

Time Deposits - 3.3%
Citibank Nassau
4.500%, 07/01/06		1,186,624	1,186,624

 TOTAL SHORT TERM INVESTMENTS

(Cost: $2,343,837)			2,343,837
TOTAL INVESTMENTS - 103.3%
(Cost: $28,767,177)			36,748,908
LIABILITIES IN EXCESS OF OTHER ASSETS - (3.3%)			(1,187,784)
NET ASSETS - 100.0%			$35,561,124

*	Non-income producing securities.
#	144A Security. Certain condition for public sale may exist. The total market value of
144A securities owned at June 30, 2006 was $855,366 or 2.41% of net assets.
##	All or a portion of the Fund's holdings in this security was on loan as of 06/30/06.
**	All of the security is purchased with cash collateral proceeds from securities loans.
ADR -	American Depository Receipt
GDR -	Global Depository Receipt
NVDR -	Non Voting Depository Receipt

See Accompanying Notes to Financial Statements.

SCHEDULE OF INVESTMENTS BY INDUSTRY
AS OF JUNE 30, 2006

Industry	Percentage of Net Assets
Basic Materials	2.1%
Communications	11.2
Consumer, Cyclical	5.0
Consumer, Non-cyclical	5.8
Diversified	0.9
Energy	13.8
Financial	19.9
Industrial	34.0
Technology	1.4
Utilities	2.7
Short Term Investments	6.5
Liabilities in excess of other assets	(3.3)
NET ASSETS	100.0%

See Accompanying Notes to Financial Statements.

Financial Highlights
For a Class I share outstanding during the period indicated
					Distributions from:

	Net Asset	Net	Net Realized	Total from	Net	Net		Net Asset
	Value,	Investment	and Unrealized	Investment	Investment	Realized	Total	Value,
	Beginning	Income (Loss) (1)	Gains (Loss)	Operations	Income	Capital Gains	Distributions	Ending

EMERGING MARKETS OPPORTUNITIES
For the period 04/01/06 through 06/30/06	$20.59	0.07	(1.23)	(1.16)	-	-	-	19.43
For the year ended 03/31/06	12.62	0.28	7.96	8.24	(0.27)	-	(0.27)	20.59
5/27/04 (Commenced) to 03/31/05	10.00	0.08	2.55	2.63	(0.01)	-	(0.01)	12.62

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2) Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) Net expenses include certain items not subject to expense reimbursement.
(5) Inception to date Return.
(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Emerging Markets Opportunities Fund do not exceed 1.55% for the period 01/24/06 to 03/31/06.
(7) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Emerging Markets Opportunities Fund do not exceed 1.75% for the period 04/01/04 to 03/23/05 and 1.65% for the period 03/24/05 to 03/31/05.
(8) Due to the realignment of the Fund's portfolio in connection with the combination with Emerging Countries Fund on March 24, 2005, the cost of purchases of $2,958,229 and proceeds from sales of $3,564,155 have been excluded from the Portfolio Turnover calculation.

See Accompanying Notes to Financial Statements.

Financial Highlights - (Continued)
For a Class I share outstanding during the period indicated
					Ratios to Average Net Assets (3)
							Expenses	Expenses Net of		Fund's
			Net Assets,	Net		Expense	Net of	Reimbursement/		Portfolio
	Total		Ending	Investment	Total	(Reimbursements)/	Reimbursement/	Recoupment		Turnover
	Return (2)		(in 000's)	Income (Loss)	Expenses	Recoupment	Recoupment	Offset (4)		Rate

EMERGING MARKETS OPPORTUNITIES
For the period 04/01/06 through 06/30/06	(5.63%)		21,682	1.42%	1.55%	-	1.55%	1.41%		28%
For the year ended 03/31/06	65.89%		20,725	1.88%	2.21%	(0.53%)	1.68%	1.19%	(6)	119%
5/27/04 (Commenced) to 03/31/05	26.32%	(5)	26,517	0.56%	2.83%	(1.08%)	1.75%	1.69%	(7)	59%	(8)

See Accompanying Notes to Financial Statements.

Financial Highlights - (Continued)
For a Class II share outstanding during the period indicated
					Distributions from:

	Net Asset	Net	Net Realized	Total from	Net	Net		Net Asset
	Value,	Investment	and Unrealized	Investment	Investment	Realized	Total	Value,
	Beginning	Income (Loss) (1)	Gains (Loss)	Operations	Income	Capital Gains	Distributions	Ending

EMERGING MARKETS OPPORTUNITIES
For the period 04/01/06 through 06/30/06	$20.65	0.08	(1.24)	(1.16)	-	-	-	19.49
For the year ended 03/31/06	12.62	0.31	7.97	8.28	(0.25)	-	(0.25)	20.65
03/24/05 (Commenced) to 03/31/05	12.55	0.00	0.07	0.07	-	-	-	12.62

(1) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(2) Total returns are not annualized for periods less than one year.
(3) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(4) Net expenses include certain items not subject to expense reimbursement.
(5) Inception to date Return.
(6) The Board of Trustees approved the amendments to the Expense Limitation Agreement whereby overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Emerging Markets Opportunities Class II do not exceed 1.40% for the period
01/24/06 to 03/31/06.
(7) The Board of Trustees approved the amendments to the Expenses Limitation Agreement where by overall operating expenses (excluding taxes, interest, brokerage and extraordinary expenses), of the Emerging Markets Opportunity Fund Class II do not exceed 1.60% for the period 04/01/04 to 03/23/05 and 1.50% for the period 03/24/05 to 03/31/05.

See Accompanying Notes to Financial Statements.

Financial Highlights - (Continued)
For a Class II share outstanding during the period indicated
				Ratios to Average Net Assets (3)
							Expenses	Expenses Net of		Fund's
			Net Assets,	Net		Expense	Net of	Reimbursement/		Portfolio
	Total		Ending	Investment	Total	(Reimbursements)/	Reimbursement/	Recoupment		Turnover
	Return (2)		(in 000's)	Income (Loss)	Expenses	Recoupment	Recoupment	Offset (4)		Rate

EMERGING MARKETS OPPORTUNITIES
For the period 04/01/06 through 06/30/06	(5.62%)		13,879	1.63%	1.40%	-	1.40%	1.26%		28%
For the year ended 03/31/06	66.20%		14,881	1.69%	1.88%	(0.40%)	1.48%	1.05%	(6)	119%
03/24/05 (Commenced) to 03/31/05	0.56%	(5)	9,111	1.43%	1.46%	0.06%	1.52%	1.41%	(7)	59%

See Accompanying Notes to Financial Statements.

Nicholas-Applegate Institutional Funds
Emerging Markets Opportunities
Statement of Assets and Liabilities
June 30, 2006

ASSETS
Investments, at value*	$36,748,908
Foreign currencies, at value**	297,148
Cash	2,288
Receivables:
Investment securities sold	830,666
Capital shares sold	19,619
Dividends	54,269
Foreign taxes receivable	156
Other assets	16,718
Total assets	37,969,772

LIABILITIES
Payables:
Investments purchased	1,188,562
Capital shares redeemed	21,248
Collateral on securities loaned	1,157,213
To investment advisor	25,132
To administrator	16,493
Total Liabilities	2,408,648
NET ASSETS	$35,561,124

* Investments, at cost	$28,767,177
** Foreign currencies, at cost	$296,409

NET ASSETS CONSIST OF:
Paid-in capital	$40,231,364
Undistributed net investment income (loss)	63,976
Accumulated net realized gain (loss) on investments and foreign currencies	(12,715,993)
Net unrealized appreciation of investments and of other assets and
liabilities denominated in foreign currencies	7,981,777

Net assets applicable to all shares outstanding	$35,561,124

Net Assets of Class I Shares	$21,682,200
Net Assets of Class II shares	13,878,924

Class I Shares outstanding	1,115,813
Class II Shares outstanding	712,028
Net Asset Value - Class I Share	$19.43
Net Asset Value - Class II Share	$19.49

See Accompanying Notes to Financial Statements.

Nicholas-Applegate Institutional Funds
Emerging Markets Opportunities
Statements of Operations

	April 1, 2006
	through	Year ended
	June 30, 2006	March 31, 2006
INVESTMENT INCOME
Dividends, net of foreign taxes*	$257,007	809,844
Interest	8,899	14,902
Total Income	265,906	824,746

EXPENSES
Advisory fees	83,768	247,884
Accounting fees	--	17,825
Administration fees	54,899	35,801
Custodian fees	--	118,808
Transfer agent fees and expenses	--	24,414
Shareholder servicing fees	--	40,340
Administrative services fees	--	39,980
Professional fees	--	17,613
Shareholder reporting	--	14,723
Registration fees	--	20,579
Trustees' fees and expenses	--	3,020
Interest and credit facility fee	--	2,124
Insurance	--	1,211
Miscellaneous	--	3,926
Total Expenses	138,667	588,248
Expense offset	(12,885)	(132,388)
Expenses (reimbursed)/recouped	--	(137,239)
Net Expenses	125,782	318,621
NET INVESTMENT INCOME	140,124	506,125

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
Realized gain from:
Securities	1,181,576	8,873,700
Foreign currency transactions	(56,165)	(151,165)
Net realized gain (loss)	1,125,411	8,722,535
Change in unrealized appreciation (depreciation) of:
Investments	(3,597,320)	4,120,030
Other assets and liabilities denominated in foreign
currencies	(1,966)	21,365
Net unrealized appreciation (depreciation)	(3,599,286)	4,141,395
NET GAIN (LOSS) ON INVESTMENTS	(2,473,875)	12,863,930
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,333,751)	13,370,055
*Foreign taxes withheld	$16,728	86,768

See Accompanying Notes to Financial Statements.

Nicholas-Applegate Institutional Funds
Emerging Markets Opportunities
Statements of Changes in Net Assets

	April 1, 2006	Year ended	Year ended
	through	March 31,	March 31,
	June 30, 2006	2006	2005*

INCREASE (DECREASE) IN NET ASSETS
FROM INVESTMENT OPERATIONS:
Net investment income	$140,124	$506,125	$47,263
Net realized gain (loss)	1,125,411	8,722,535	1,823,581
Net unrealized appreciation (depreciation)	(3,599,286)	4,141,395	406,526

Net increase (decrease) in net assets from investment operations	(2,333,751)	13,370,055	2,277,370

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	--	(393,841)	(10,112)
From net realized gains	--	--	--
Total distributions	--	(393,841)	(10,112)
FROM CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold
Class I	3,900,478	7,698,450	8,419,651
Class II	13,928	12,723,002	21,697
Distributions reinvested
Class I	--	306,892	10,106
Class II	--	27,984	--
Cost of shares redeemed
Class I	(1,454,164)	(23,859,520)	(465,382)
Class II	(170,884)	(9,896,005)	--
Net assets received in conjunction with merger agreement
Class I	--	--	16,335,599
Class II	--	--	9,039,571

Net increase (decrease) in net assets from share transactions	2,289,358	(12,999,197)	33,361,242

Net increase (decrease) in Net Assets	(44,393)	(22,983)	35,628,500
NET ASSETS
Beginning	$35,605,517	$35,628,500	$--

Ending	$35,561,124	$35,605,517	$35,628,500

Undistributed net investment income (loss), ending	$120,141	$(19,983)	$(380)

Class I - CAPITAL SHARE ACTIVITY
Shares sold	182,641	443,937	836,364
Distributions reinvested	--	19,121	801
Shares redeemed	(73,126)	(1,558,483)	(37,075)
Shares received in conjunction with merger agreement	--	--	1,301,633
Net Class I Share Activity	109,515	(1,095,425)	2,101,723
CLASS II - CAPITAL SHARE ACTIVITY
Shares sold	684	756,782	1,731
Distributions reinvested	--	1,740	--
Shares redeemed	(9,132)	(760,151)	--
Shares received in conjunction with merger agreement	--	--	720,374
Net Class II Share Activity	(8,448)	(1,629)	722,105

See Accompanying Notes to Financial Statements.
* Fund commenced operations on 5/27/04.

Notes to Financial Statements

Note A — ORGANIZATION

The Emerging Markets Opportunities Fund (the “Fund”) is one series of shares of beneficial interest of the Nicholas-Applegate Institutional Funds (the “Trust”), an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and currently consists of fourteen separate portfolios including the Emerging Markets Opportunities Fund (the “Fund”). The Fund’s investment objectives, strategies and risks are discussed in the Fund’s current prospectus. The Fund has registered share classes I and II. On May 30, 2006 the Board of Trustees approved a change in the Fund’s fiscal year end from March 31 to June 30. This Annual Report to shareholders covers the Fund’s accounting of operation through June 30, 2006.

Note B — SIGNIFICANT ACCOUNTING POLICIES

Significant accounting policies consistently followed by the Fund in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

Security Valuations

The Fund’s equity securities, including ADRs and GDRs, that are traded on a stock exchange or on the NASDAQ National Market System are valued at the last sale price as of the close of business on the New York Stock Exchange (normally 4:00 P.M. New York time) on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities listed or traded on certain non-U.S. exchanges whose operations are similar to the United States over-the-counter market are valued at the price within the limits of the latest available current bid and asked prices deemed by the Investment Adviser best to reflect fair value. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security by the Investment Adviser.

Short-term debt instruments, (e.g., commercial paper, bankers acceptances, U.S. Treasury Bills, etc.) having a maturity of less than 60 days will be valued at amortized cost. If a fixed income security has a maturity of greater than 60 days, it will be valued at market price. U.S. Treasury Bills will be priced via bid from pricing sources.

Securities or other assets for which reliable market quotations are not readily available or for which the pricing agent or principal market maker does not provide a valuation or methodology or provides a valuation or methodology that, in the judgment of the Investment Adviser does not represent fair value (Fair Value Securities), are valued by the Pricing Committee overseen by the Board of Trustees in consultation as applicable, with the Investment Adviser’s portfolio managers, traders, and research and credit analysts and legal and compliance personnel. Fair Value Securities may include, but are not limited to, the following: certain private placements and restricted securities that do not have an active trading market; securities whose trading has been suspended or for which there is no current market; securities whose prices are stale; securities denominated in currencies that are restricted, untraded, or for which exchange rates are disrupted; securities affected by significant events; and securities that the Investment Adviser or Pricing Committee believe were priced incorrectly. A “significant event” (which includes, but is not limited to, an extraordinarily political or market event) is an event that the Investment Adviser or Pricing Committee believes with a reasonably high degree of certainty has caused the closing market prices of the Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. The Fund held no fair valued securities at June 30, 2006.

Security Transactions and Investment Income

Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

Dividend income is recorded on the ex-dividend date or, for certain non-U.S. securities, when the information becomes available to the Fund. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

Non-U.S. Currency Transactions

At each net asset valuation date, the value of assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the current exchange rate at the spot rate at 11:00 a.m. Eastern Time against the U.S. dollar, as provided by an approved pricing service. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a non-U.S. currency is included with the net realized and unrealized gain or loss of the associated security. Other non-U.S. currency gains or losses are reported separately.

The Fund may use forward non-U.S. currency contracts to reduce their exposure to currency fluctuations of their non-U.S. securities. These contracts are commitments to purchase or sell a non-U.S. currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Non-U.S. denominated assets and forward currency contracts may involve more risks than U.S. transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Fund’s management strategy. There were no such forward non-U.S. currency contracts at June 30, 2006.

Futures Contracts

The Fund may enter into futures contracts involving non-U.S. currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of non-U.S. currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. There were no such futures contracts at June 30, 2006.

Options Contracts

The Fund may: (a) buy call options on non-U.S. currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on non-U.S. currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Equity-Linked Securities

The Fund may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by the Fund as an alternative means to more efficiently and effectively access the securities market of what is generally a developing market. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount near or equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian equal to the value of the underlying security. Aside from market risk of the underlying securities, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while the Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous.

Securities Lending

In order to generate expense offset credits, the Fund may lend portfolio securities, on a short-term or a long-term basis, up to 30% its total assets to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Investment Adviser has determined are creditworthy and under the guidelines established by the Board of Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 102% of the value of the securities loaned on U.S. securities and 105% on non-U.S. securities.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, loose the opportunity to sell securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. The value of securities on loan and the related collateral at June 30, 2006 were $1,074,612 and $1,157,213 respectively.

Credit Facility

The Trust has a $15 million credit facility available to fund temporary or emergency borrowing expiring in March 2007. The Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended June 30, 2006, the Fund did not borrow against the line of credit.

Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

Fund Expenses and Multi-Class Allocations

Through January 23, 2006 the Fund bore expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by the Fund has equal rights to assets but incurs certain Class specific expenses. The Fund allocates income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

Many of the brokers with whom the Investment Adviser places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. In addition, through arrangements with the Fund’s custodian, credits realized as a result of uninvested cash balances may be used to reduce the Fund’s expenses. During the period, the credits used to reduce the Fund’s expenses were:

	Credit Interest Offset	Directed Brokerage Offset	Securities Lending Offset	Total
For the period ended June 30, 2006	$ -	$7,151	$5,734	$12,885
For the year ended March 31, 2006	2,845	84,505	45,038	132,338

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

Note C -- Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Accordingly, no provision for federal income taxes is required. The Fund records any foreign taxes on income and gains on investments in non-U.S. securities in accordance with the applicable tax rules. The Fund’s tax accounting treatment of loss deferrals, accretion, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

Capital loss carryforwards may be used to offset current or future capital gains until expiration.

Distributions to Shareholders

The Fund records distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Fund’s capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Fund makes income and capital gain distributions at least annually.

There were no distributions to shareholders paid during the period ended June 30, 2006.

The tax characters of distributions paid during the periods indicated were as follows:

	Distribution paid from:
	Ordinary Income	Net long term capital gain	Total taxable distributions	Tax return of capital	Total distributions paid(1)
For the year ended March 31, 2006	$393,841	-	$393,841	-	$393,841
For the year ended March 31, 2005	10,112	-	10,112	-	10,112

As of June 30, 2006 the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Components of accumulated earnings/(deficit):
Undistributed ordinary income	Undistributed long-term capital gains	Accumulated earnings	Accumulated capital and other losses	Unrealized appreciation/ (depreciation)	Total accumulated earning/(deficit)
$63,976	$833,989	$897,965	($13,452,217) (2)	$7,884,012 (3)	($4,670,240)

(1) Total distributions paid differ from the Statement of Changes in Net Assets, as for tax purposes dividends are recognized when actually paid.

(2) The Fund had net capital loss carryforwards of approximately:

Capital Loss CarryForward (in 000’s)	Expiration Date	Post October Losses (in 000’s)
$3,947*	June 30, 2010	-
$3,947*	June 30, 2009	-
$5,558*	June 30, 2008	-

* Amounts may be subject to section 382 limitation.

(3) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Note D — TRANSACTIONS WITH AFFILIATES

Nicholas-Applegate Capital Management LLC ("NACM") serves as Investment Adviser ("the Investment Adviser") to the Trust. The Investment Adviser receives a monthly fee at an annual rate of 0.90% based on the average daily net assets of the Fund.

For the period from April 1, 2005 through January 23, 2006, pursuant to the Administrative and Shareholder Services agreements the Investment Adviser provided account servicing to the Fund and received the following annual fees payable monthly based on average daily net assets of the Fund.

Administrative Services Fee		Shareholder Services Fee
Class I	Class II	Class I	Class II
0.20%	0.12%	0.20%	0.13%

On January 24, 2006, the Fund entered into a new Administration Agreement. Under the terms of the Administration Agreement, NACM (the "Administrator") provides administrative services to the Fund for which it receives a monthly administrative fee based on average daily net assets. As Administrator, NACM bears the cost of various third-party services, including audit, custodial, legal, portfolio accounting, transfer agency and printing costs. The Administration Fee is charged at the annual rates of 0.65% and 0.50% for Classes I and II respectively.

Commencing January 24, 2006, the Fund's Advisory Fees and Administration Fees were capped as 1.55% for Class I and 1.40% for Class II.

Trustee Compensation

Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $35,000 each from the Trust, except for the chairman of the Trust who will receive annual compensation of approximately $42,000 from the Trust.

Note E — INVESTMENT TRANSACTIONS

The following table presents purchases and sales of securities, excluding short-term investments, during the period ended June 30, 2006 to indicate the volume of transactions in each Fund. The tax cost of securities held at June 30, 2006, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

Fund	Purchases (in 000’s)	Sales (in 000’s)	Tax Cost (in 000’s)	Gross Unrealized Appreciation (in 000’s)	Gross Unrealized Depreciation (in 000’s)
Emerging Markets Opportunities	$12,230	$10,068	$28,865	$7,982	$(98)

Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and non-U.S. currency transactions. During the period, the Fund did not have any redemptions-in-kind.

Note F — FINANCIAL INSTRUMENTS

The Fund may enter into financial instruments with off-balance sheet risks, including forward non-U.S. currency contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Fund’s involvement in such contracts. For the period ended June 30, 2006 and the years ended March 31, 2006 and 2005, the Fund did not enter into any such contracts.

Note G — SUBSEQUENT EVENTS

The Fund anticipates it will reorganize on or about August 18, 2006 when the Fund will reorganize into the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds.

Report of Independent Registered Public Accounting Firm

To the Trustees and Shareholders of Nicholas-Applegate Emerging Markets Opportunities Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Nicholas-Applegate Emerging Markets Opportunities Fund, a series of shares of Nicholas-Applegate Institutional Funds (the "Fund") at June 30, 2006 and, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities, owned June 30, 2006 by correspondence with the custodian and brokers provide a reasonable basis for our opinion.

As discussed in Note G to the Financial Statements, the Fund anticipates that it will reorganize into the Allianz NACM Emerging Markets Opportunities Fund, a series of Allianz Funds.

PricewaterhouseCoopers LLP
Los Angeles, California

August 14, 2006

Shareholder Expense Example - (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2006 to June 30, 2006).

Actual Expenses

The first line of the table below for the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for the fund under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for the Fund provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return if 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account	Ending Account	Expenses Paid During the Period*	Annualized
	Value	Value	April 1, 2006 to	Expense
	April 1, 2006	June 30, 2006	June 30, 2006	Ratio
Emerging Markets Opportunities Fund - Class I
Actual	$1,000.00	$943.70	$3.76	1.55%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.60	$3.88	1.55%

Emerging Markets Opportunities Fund - Class II
Actual	$1,000.00	$943.80	$3.39	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,008.98	$3.51	1.40%

Supplementary Information - (Unaudited)

PROXY VOTING (Unaudited)

The Investment Adviser votes proxies on behalf of the Fund pursuant to written policies and procedures adopted by the Fund. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 1-800-551-8043 or visit the Fund’s website at www.nacm.com. To obtain free information on how the Fund’s portfolio securities were voted, please call the Fund at 1-800-551-8043. You may also view how the Fund’s securities were voted by visiting the Securities & Exchange Commission’s website at www.sec.gov. Additionally, information regarding each Fund’s proxy voting record for the most recent twelve month period ended June 30 is also available, free of charge, by calling the Fund at 1-800-551-8043 and from the SEC’s website at http:///www.sec.gov.

ADDITIONAL FEDERAL TAX INFORMATIONS (Unaudited)

The amounts which represent income derived from sources within, and taxes paid to non-U.S. countries or possessions of the United States are as follows:

Fund	Foreign Source Income	FTC Total:
Emerging Markets Opportunities	264,669	15,224

QUARTERLY PORTFOLIO SCHEDULE (Unaudited)

The Fund provides a complete list of its holdings four times in each fiscal year, at the end of each calendar quarter. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files its Portfolio Schedule with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the Fund’s Form N-Q on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090.

Supplementary Information - (Unaudited) - Continued

CORPORATE GOVERNANCE (Unaudited)

Name, Address (1) Age Position(s) Held with Fund Length of Time Served (2)	Principal Occupation(s) during Past 5 YearsOther Directorship Held by Trustee Number of Portfolios in Fund complex Overseen by Trustee
Disinterested Trustees:
George F. Keane (76) Chairman of the Board & Trustee Since August 2004
Principal Occupations: President Emeritus and founding Chief Executive Officer, The Common Fund (1971-1993); and Endowment Advisors (1987-1999) (organizations that provide investment management programs for colleges and universities)

Other Directorships Held: Director, Bramwell Funds (since 1994); Director, Longview Oil & Gas (since 2000); Director, Security Capital U.S. Real Estate (since 1997); Director, The Universal Bond Fund (since 1997); Director, Universal Stainless & Alloy Products Inc. (since 1994); Director, United Water Services and affiliated companies (1996-2000); Director, and former Chairman of the Board, Trigen Energy Corporation (1994-2000); Trustee, Nicholas-Applegate Mutual Funds (1994-1999).

Number of Portfolios Overseen by Trustee: 14

Walter E. Auch (85) Trustee Since May 1999

Principal Occupations: Retired; prior thereto, Chairman and CEO of Chicago Board of Options Exchange (1979-1986); Senior Executive Vice President PaineWebber, Inc.

Other Directorships Held: Trustee, LLBS Funds (since 1994 and Brinson Supplementary Trust (since 1997); Director, Thompson Asset Management Corp (1987-1999; Director, Smith Barney Trak Fund (since 1992) and Smith Barney Advisors (since 1992); Director, PIMCO Advisors L.P (since 1994); Director, Banyon Realty Trust ( 1988-2002), Banyon Mortgage Investment Fund ( 1989-2002) and Banyon Land Fund II (since 1988); Director, Express America Holdings Corp ( 1992-1999); Director, Legend Properties, Inc. (1987-1999); Director, Senele Group (since 1988); Director, Fort Dearborn Income Securities, Inc. (1987-1995); Trustee, Nicholas-Applegate Mutual Funds (1994-1999); Director, Geotek Industries, Inc. (1987-1998).

Number of Portfolios Overseen by Trustee: 14

Darlene DeRemer (50) Trustee Since May 1999

Principal Occupations: Managing Director, Putnam Lovell NBF Private Equity (Since 2004); Managing Director, NewRiver E-Business Advisory Services Division (2000-2003); Prior to, President and Founder, DeRemer Associates, a strategic and marketing consulting firm for the financial services industry (1987-2003); Vice President and Director, Asset Management Division, State Street Bank and Trust Company, now referred to as State Street Global Advisers, (1982-1987); Vice President, T. Rowe Price & Associates (1979-1982); Member, Boston Club (since 1998); Member, Financial Women’s Association Advisory Board (since 1995); Founder, Mutual Fund Cafe Website.

Other Directorships Held: Founding Member and Director, National Defined Contribution Council (since 1997); Trustee, Boston Alzheimer’s Association (since 1998); Director, King’s Wood Montessori School (since 1995); Editorial Board, National Association of Variable Annuities (since 1997); Director, Nicholas-Applegate Strategic Opportunities, Ltd. (1994-1997); Trustee, Nicholas-Applegate Mutual Funds (1994-1999); Director, Jurika & Voyles Fund Group (since 1994-2000); Director, Nicholas-Applegate Southeast Asia Fund, Ltd. (since 2004).

Number of Portfolios Overseen by Trustee: 14

John J. Murphy (62) Trustee Since September 2005
Principal Occupations: Founder and senior principal, Murphy Capital Management

Other Directorships Held: Director, Smith Barney Multiple Discipline Trust; Director, Barclays International Funds Group Ltd. and affiliated companies.

Number of Portfolios Overseen by Trustee: 14

Interested Trustees:
Horacio A. Valeiras (47) President & Trustee Since August 2004
Principal Occupations: Managing Director (since 2004) and Chief Investment Officer. Nicholas-Applegate Capital Management, Nicholas-Applegate Securities (since 2002); Managing Director of Morgan Stanley Investment Management, London (1997-2002); Head of International Equity and Asset Allocation, Miller Anderson & Sherred; Director and Chief of Investment Strategies, Credit Suisse First Boston.

Other Directorships Held: Trustee, The Bishops School (since 2002); Trustee, San Diego Rowing Club (since 2002).

Number of Portfolios Overseen by Trustee: 14

Supplementary Information - (Unaudited) - Continued

CORPORATE GOVERNANCE (Unaudited)

Name, Address (1) Age Position(s) Held with Fund Length of Time Served (2)	Principal Occupation(s) during Past 5 Years Other Directorship Held by Trustee Number of Portfolios in Fund complex Overseen by Trustee
Officers:
Charles H. Field, Jr. (50) Secretary and Chief Compliance Officer Since May 2002
Principal Occupations: General Counsel, Nicholas-Applegate Capital Management, Nicholas-Applegate Securities LLC, Nicholas-Applegate Holdings LLC (since February 2004), Deputy General Counsel, Nicholas-Applegate Capital Management, LLC (1996-2004).

Other Directorships Held: NA

Number of Portfolios Overseen by Officer: 14

Christopher P. Siriani (38) Treasurer and Principal Financial Officer Since May 2006
Principal Occupations: Vice President, Director, Nicholas-Applegate Capital Management (since 2005); Vice President, Global Operations Management (2003-2005); Assistant Vice President, Global Operations Management (1999-2003).

Other Directorships Held: NA

Number of Portfolios Overseen by Officer: 14

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o: Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.

(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

George F. Keane, Chairman

Walter E. Auch

Darlene T. DeRemer

John J. Murphy

Horacio A. Valeiras

OFFICERS

Horacio A. Valeiras, President

Charles H. Field, Jr., Secretary

Christopher P. Siriani, Treasurer

INVESTMENT ADVISER

Nicholas-Applegate Capital Management

DISTRIBUTOR

Nicholas-Applegate Securities

CUSTODIAN

Brown Brothers Harriman & Co., Private Bankers

TRANSFER AGENT

UMB Fund Services Group, Inc.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

ITEM 2. CODE OF ETHICS.

(a)
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

(b)	The registrant has adopted a code of ethics that is reasonably designed to defer wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code;
and
(5)	Accountability for adherence to the code.

(c)	There have been no amendments, during the period covered by this Report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of weather these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)
The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(e)	Not applicable.
(f)	(1) A copy of the code of ethics referenced in Item 2(a) of this Form N-CSR is filed as Exhibit 12(a)(1) of this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
(2) The following independent Trustees have been designated as audit committee financial experts by the Board of Trustees: George F. Keane, Walter E. Auch, Darlene T. DeRemer and John J. Murphy. Messrs. Keane, Auch and Murphy and Ms. DeRemer are “independent” as defined in Item 3(a) (2) of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES
The aggregate fees billed for each of the fiscal years ending June 30, 2006, March 31, 2006 and March 31, 2005, for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $21,000, $8,991 and $371, respectively.

(b) AUDIT-RELATED FEES
Not applicable.

(c)   Tax Fees
The aggregate fees billed in each of the fiscal years ending June 30, 2006, March 31, 2006 and March 31, 2005, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are $0, $60,143 and $57,620, respectively. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state, local and Mauritius entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification.

(d)  All Other Fees
The aggregate fees billed for each of the fiscal years ending June 30, 2006, March 31, 2006 and March 31, 2005, for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0, $0 and $0, respectively. These services consisted of review of ownership changes for the NAIF Funds and consulting services related to preparation of 382 limit calculation.

(e) (1) The registrant has adopted pre-approval policies and procedures consistent with Rule 2-01(c) (7) of Regulation S-X. The policies and procedures allow for the pre-approval of the following non-audit services: consultations on GAAP and/or financial statement disclosure matters not exceeding $25,000/year; consultations on tax accounting matters not exceeding $25,000/year; review of annual excise distribution provisions not exceeding $15,000/year; and, various regulatory and tax filings in foreign jurisdictions (such as India, Taiwan and Venezuela) not exceeding $25,000/year. The policies and procedures require quarterly reporting to the Audit Committee of all such services performed and related fees billed pursuant to the policies and procedures.
(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(c) of Rule 2-01 of Regulation S-X are as follows:
(b) Not applicable.
(c) 100%
(d) Not applicable.

(f)  If greater than 50% The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for each of the fiscal years of the registrant was $0 for June 30, 2006, $1,833,398 for March 31, 2006 and $2,051,547 for March 31, 2005.

(h)
The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor (not including any subadvisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor), and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.
Item 11(a) The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report, that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1933, as amended.

Item 11(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) The registrant’s code of ethics that is the subject of the disclosure required by Item 2 is filed as Exhibit 12(a) (1)

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is filed as Exhibit 12(a) (2).

(b) The certifications required by Rule 30a-2(b) under the Act and Section 1350 of Chapter 63 of Title 18 of the United States Code are attached as exhibit 12(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas-Applegate Institutional Funds
-------------------------------------

By (Signature and Title)

/s/ Horacio A. Valeiras
=======================
Horacio A. Valeiras

Title: President (Principal Executive Officer) and Trustee

Date: August 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By (Signature and Title)

/s/ Deborah A. Wussow
=======================
Deborah A. Wussow

Title: Treasurer (Principal Financial Officer and Principal Accounting Officer)

Date: August 29, 2006

* Print name and title of each signing officer under his or her signature.